ATAC Rotation Fund
Schedule of Investments
November 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 98.6%	Shares	Value
Domestic Equity - 98.6%
Schwab Intermediate-Term U.S. Treasury Fund	575,537	$14,215,764
SPDR Portfolio Long Term Treasury Fund	511,335	14,250,907
Vanguard Extended Duration Treasury Fund	190,457	14,305,225
Vanguard Long-Term Treasury Fund	241,667	14,263,186
TOTAL EXCHANGE TRADED FUNDS (Cost $56,968,351)		57,035,082

SHORT-TERM INVESTMENTS - 1.5%		Value
Money Market Funds - 1.5%	Shares
First American Government Obligations Fund - Class X, 4.56% (a)	859,584	859,584
TOTAL SHORT-TERM INVESTMENTS (Cost $859,584)		859,584

TOTAL INVESTMENTS - 100.1% (Cost $57,827,935)		57,894,666
Liabilities in Excess of Other Assets - (0.1)%		(80,328)
TOTAL NET ASSETS - 100.0%		$57,814,338
two		%
Percentages are stated as a percent of net assets.		%

(a)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

ATAC Rotation Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$57,035,082	$–	$–	$57,035,082
Money Market Funds	859,584	–	–	859,584
Total Investments	$57,894,666	$–	$–	$57,894,666

Refer to the Schedule of Investments for further disaggregation of investment categories.